Retirement Plans - Amounts in Accumulated Other Comprehensive Loss (Detail) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Qualified
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ (674)	$ (727)
Total	(674)	(727)
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(29)	(25)
Total	$ (29)	$ (25)